Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 39,049	$ 52,882
Restricted cash	24,889	31,838
Customer funds	88,566	32,925
Available-for-sale securities	0	17,398
Accounts receivable, net	7,683	6,903
Prepaid insurance	3,971	13,049
Assets of businesses held for sale	17,519	23,132
Other current assets	2,168	2,961
Total current assets	183,845	181,088
Property, equipment and software, net	2,064	0
Goodwill	68,001	68,001
Intangible assets	2,900	2,900
Noncurrent assets of businesses held for sale	2,165	2,315
Other assets	10,402	11,007
Total assets	269,377	265,311
Current liabilities:
Accounts payable and accrued liabilities	14,260	15,031
Customer funds payable	88,566	32,925
Deferred revenue, current	0	0
Liabilities of businesses held for sale	28,127	45,158
Total current liabilities	137,719	100,518
Deferred revenue, noncurrent	0	0
Warrant liability	46,923	2,356
Noncurrent liabilities of businesses held for sale	5,778	6,841
Other noncurrent liabilities	16,104	19,882
Total liabilities	206,524	129,597
Commitments and contingencies (Note 15)
Stockholders’ equity:
Additional paid-in capital	832,693	799,683
Accumulated other comprehensive loss	(841)	(101)
Accumulated deficit	(797,960)	(751,301)
Total stockholders' equity	33,894	48,282
Noncontrolling interest	28,959	87,432
Total equity	62,853	135,714
Total liabilities and stockholders’ equity	269,377	265,311
Related Party
Current liabilities:
Other current liabilities	2,360	3,230
Nonrelated Party
Current liabilities:
Other current liabilities	4,406	4,174
Class A Common Stock
Stockholders’ equity:
Common stock, value	1	0
Class V Common Stock
Stockholders’ equity:
Common stock, value	$ 1	$ 1